N-2 - USD ($)					3 Months Ended																12 Months Ended
		Dec. 28, 2023	Dec. 26, 2023	Nov. 30, 2023	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	[2]	Oct. 31, 2017	Oct. 31, 2016	[3]
Cover [Abstract]
Entity Central Index Key		0001501072
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-274473
Investment Company Act File Number		811-22472
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		32
Entity Registrant Name		RIVERNORTH OPPORTUNITIES FUND, INC.
Entity Address, Address Line One		360 South Rosemary Avenue
Entity Address, Address Line Two		Suite 1420
Entity Address, City or Town		West Palm Beach
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33401
City Area Code		303
Local Phone Number		623-2577
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		true
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load (1)	—%
Expenses Borne by Common Stockholders of the Fund (1)	—%
Dividend Reinvestment Plan Fees	None(2)
Preferred Shares Offering Expenses Borne by the Fund (1)	—%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares(1)(6)
Management Fee (3)	1.79%
Dividend and Interest Expense on Short Sales (4)	0.38%
Interest Expense on Borrowings (4)	0.00%
Dividends on Preferred Shares (5)	2.27%
Other Expenses (4)	0.09%
Acquired Fund Fees and Expenses (6)	1.25%
Total Annual Expenses	5.78%

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example (7)

The purpose of the following table is to help a holder of Common Shares understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) that the Fund incurs total annual expenses of 5.78% of its net assets in years 1 through 10 and (2) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$58	$171	$283	$556

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly. The table is based on the capital structure of the Fund as of July 31, 2023.
Other Expenses, Note [Text Block]		Other Expenses, Interest Expense on Borrowings and Dividend and Interest Expense on Short Sales are estimated based on the Fund’s annual report dated July 31, 2023.
Management Fee not based on Net Assets, Note [Text Block]		The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.30% of the Fund’s Managed Assets represents 1.79% of net assets attributable to Common Shares assuming the use of leverage in an amount of 27% of the Fund’s Managed Assets.
Acquired Fund Fees Estimated, Note [Text Block]		The 1.25% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds or SPACs and transaction-related fees
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Senior Securities Representing Indebtedness

Period/Fiscal Year Ended	Senior Securities	Average Amount Outstanding		Asset Coverage		Involuntary Liquidating Preference per Unit	Average Market Value Per Unit (2)
July 31, 2023	Series A Preferred Stock	$97,750,000		$93	(1)	$25.00	$23.40
July 31, 2022	Series A Preferred Stock	$97,750,000		$89	(1)	$25.00	$24.41
July 31, 2021	None	$--		$--		$--	$--
July 31, 2020	Credit Facility	$7,500,000	(3)	$19,556	(4)	$--	$--
July 31, 2019	None	$--		$--		$--	$--
July 31, 2018(5)	None	$--		$--		$--	$--
October 31, 2017	None	$--		$--		$--	$--
October 31, 2016(6)	None	$--		$--		$--	$--

(1)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per share is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).
(2)	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.
(3)	Average amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
(4)	The asset coverage ratio for the Credit Facility is calculated by subtracting the Fund’s total liabilities (excluding the principal amount of Loan Payable) from the Fund’s total assets and dividing by the principal amount of the Loan Payable and then multiplying by $1,000.
(5)	Effective July 16, 2018, the Board approved changing the fiscal year-end of the Fund from October 31 to July 31.
(6)	For the period December 24, 2015, commencement of operations, to October 31, 2016.

Senior Securities Amount																					$ 97,750,000		[1]		[1]			[1]
Senior Securities Coverage per Unit																							[1]		[1]			[1]
Senior Securities Involuntary Liquidating Preference per Unit
Senior Securities Average Market Value per Unit	[1]
Senior Securities, Note [Text Block]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, STRATEGIES AND POLICIES

Investment Objective

The Fund’s investment objective is total return consisting of capital appreciation and current income. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds, exchange-traded funds (“ETFs”), business development companies (“BDCs” and collectively, “Underlying Funds”) and special purpose acquisition companies (“SPACs”). BDCs are a type of closed-end fund that invests in small companies in the initial stages of their development and are similar to venture capital funds. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. The Adviser has the flexibility to change the Fund’s asset allocation based on its ongoing analysis of the equity, fixed income and alternative asset markets. The Adviser considers various quantitative and qualitative factors relating to the domestic and foreign securities markets and economies when making asset allocation and security selection decisions. While the Adviser continuously evaluates these factors, material shifts in the Fund’s asset class exposures will typically take place over longer periods of time. In addition, the Fund, in seeking to achieve its investment objective, will not take activist positions in the Underlying Funds or SPACs.

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in Underlying Funds and SPACs. The Fund directly, and therefore Common Stockholders indirectly, will bear the expenses of the Underlying Funds or SPACs.

Under normal market conditions: (i) no more than 80% of the Fund’s Managed Assets will be invested in “equity” Underlying Funds and SPACs; (ii) no more than 60% of the Fund’s Managed Assets will be invested in “fixed income” Underlying Funds and SPACs; (iii) no more than 30% of the Fund’s Managed Assets will be invested in “global equity” Underlying Funds and SPACs; (iv) no more than 15% of the Fund’s Managed Assets will be invested in “emerging market equity” Underlying Funds; (v) no more than 30% of the Fund’s Managed Assets will be invested in “high yield” (also known as “junk bond”) and “senior loan” Underlying Funds and SPACs; (vi) no more than 15% of the Fund’s Managed Assets will be invested in “emerging market income” Underlying Funds and SPACs; (vii) no more than 10% of the Fund’s Managed Assets will be invested in “real estate” Underlying Funds and SPACs; and (viii) no more than 15% of the Fund’s Managed Assets will be invested in “energy master limited partnership” (“MLP”) Underlying Funds and SPACs. Underlying Funds and SPACs included in the 30% limitation applicable to investments in “global equity” Underlying Funds and SPACs may include Underlying Funds and SPACs that invest a portion of their assets in emerging markets securities. The Fund will also limit its investments in closed-end funds (including BDCs) that have been in operation for less than one year to no more than 10% of the Fund’s Managed Assets. The Fund will not invest in inverse ETFs and leveraged ETFs. The types of Underlying Funds and SPACs referenced in this paragraph will be categorized in accordance with the fund categories established and maintained by Morningstar, Inc. The investment parameters stated above (and elsewhere in this Prospectus) apply only at the time of purchase. The Underlying Funds and SPACs in which the Fund invests will not include those that are advised or subadvised by the Adviser or its affiliates.

In selecting closed-end funds, the Adviser opportunistically utilizes a combination of short-term and longer-term trading strategies to seek to derive value from the discount and premium spreads associated with closed-end funds. The Fund benefits if it purchases a closed-end fund at a discount and the discount narrows. In addition, the Fund may purchase closed-end funds at a premium if the Adviser believes the premium will increase. The Adviser employs both a quantitative and qualitative approach in its selection of closed-end funds and has developed proprietary screening models and trading algorithms to trade closed-end funds. The Adviser employs the following trading strategies, among others:

Statistical Analysis (Mean Reversion)

●	Using proprietary quantitative models, the Adviser seeks to identify closed-end funds that are trading at compelling absolute and / or relative discounts.

●	The Fund will attempt to capitalize on the perceived mispricing if the Adviser believes that the discount widening is irrational and expects the discount to narrow to longer-term mean valuations.

Corporate Actions

●	The Adviser will pursue investments in closed-end funds that have announced, or the Adviser believes are likely to announce, certain corporate actions that may drive value for their shareholders.

●	The Adviser has developed trading strategies that focus on closed-end fund tender offers, rights offerings, shareholder distributions, open-endings and liquidations.

The Fund will invest in other Underlying Funds and SPACs (that are not closed-end funds) to gain exposure to specific asset classes when the Adviser believes closed-end fund discount or premium spreads are not attractive or to manage overall closed-end fund exposure in the Fund.

An index-based ETF is an investment company that seeks to track the performance of a particular market index. These indices include not only broad-market indices, but more specific indices as well, including those relating to particular sectors, markets, regions and industries. The Adviser selects ETFs based on their ability to offer specific sector and style exposure in a cost and tax efficient manner. The Fund purchases ETF shares on the secondary market. Unlike a fund that allocates its assets among mutual funds based on the perceived ability of the advisers to those mutual funds, the Adviser actively manages the Fund’s portfolio among the Underlying Funds and SPACs based on the Adviser’s research and analysis of the market and the investment merit of the Underlying Funds and SPACs themselves. In evaluating the investment merit of Underlying Funds and SPACs, the Adviser analyzes the asset class, the portfolio manager(s) and the adviser, past performance, recent portfolio holdings and concentration risks.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds and SPACs, however, may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value. The Fund may also at times establish hedging positions. Hedging positions may include short sales and derivatives, such as options and swaps (“Hedging Positions”). Under normal market conditions, no more than 30% of the Fund’s Managed Assets will be in Hedging Positions. The Fund’s investments in derivatives will be included under the 80% policy noted above so long as the underlying asset of such derivatives is a closed-end fund or Underlying Fund, respectively. The Adviser intends to use Hedging Positions to lower the Fund’s volatility but they may also be used to seek to enhance the Fund’s return. A short sale is a transaction in which the Fund sells a security that it does not own in anticipation of a decline in the market price of the security. To complete the short sale, the Fund must arrange through a broker to borrow the security in order to deliver it to the buyer. The Fund is obligated to replace the borrowed security by purchasing it at a market price at or prior to the time it must be returned to the lender. The price at which the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

The Adviser performs both a quantitative and qualitative analysis, including fundamental and technical analysis to assess the relative risk and reward potential for each SPAC investment. Among other things, the Adviser will evaluate the management team’s strategy, experience, deal flow, and demonstrated track record in building enterprise value. The Adviser will also evaluate the terms of each SPAC offering, including the aggregate amount of the offering, the offering price of the securities, the equity yield to termination, the option value of warrants, the sponsor’s interest in the SPAC, and the expected liquidity of the SPAC’s securities. The Fund will purchase securities of SPACs in their initial public offerings and in the secondary market.

In selecting SPAC investments, the Adviser will also utilize trading strategies and programs to seek to derive value from buying and selling SPAC securities, including units, common shares and warrants. Under normal market conditions, the Fund intends to purchase SPAC securities in an initial public offering and opportunistically buy and sell SPAC securities on the secondary market prior to a SPAC’s initial business combination. The Fund does not intend to hold common shares after a SPAC’s initial business combination has been completed other than common shares obtained temporarily through the conversion of a SPAC’s warrants into common shares. The Fund may redeem common shares of a SPAC in exchange for the Fund’s pro rata portion of the SPAC’s trust account.

The Fund also may invest up to 20% of its Managed Assets in exchange-traded notes (“ETNs”), certain derivatives, such as options and swaps, cash and cash equivalents. Such investments will not be counted towards the Fund’s 80% policy. ETNs are debt securities whose returns are linked to a particular index.

The Fund may invest directly in debt securities issued by certain credit-oriented unlisted funds and BDCs (“Private Debt”) identified by the Adviser in its due diligence process. The Adviser believes that investments in Private Debt can provide the Fund with the opportunity to obtain more favorable terms and similar risk profiles to similar publicly traded debt investments available. Private Debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by publicly traded-vehicles. For certain Private Debt investments, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for Private Debt, and the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

In selecting appropriate Private Debt investments for the Fund, the Adviser completes a fundamental and technical analysis of the issuer, with a focus on reducing downside risk. As part of this analysis, the Adviser evaluates the manager’s experience and ability based on historical track record regarding credit performance of previously originated loans and meetings with the management team. In addition, the Adviser reviews the issuer’s investment portfolio, including the issuer’s asset diversification across type and sector, before further evaluating the issuer’s financials to review its capital structure, particularly details of any existing leverage and the maximum leverage permitted on any senior debt of the issuer. Once comfort is reached regarding the issuer’s investment portfolio, manager, and capital structure, the Adviser then evaluates details of the terms of the Private Debt opportunity, beginning with a review to ensure appropriate covenants are contained within to limit the Fund’s downside risk across a range of scenarios (which typically will include a minimum level of subordination requirement.) Following, the Adviser will review and weigh pricing levels on the Private Debt compared to other opportunities in the market to assess relative value and arrive at an investment decision. Opportunities for the Fund to make investments in Private Debt may be limited, especially those which fit the Adviser’s investment criteria.

The Fund may attempt to enhance the return on the cash portion of its portfolio by investing in a total return swap agreement. A total return swap agreement provides the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Fund, and is typically settled in cash at least monthly. If the underlying asset declines in value over the term of the swap, the Fund would be required to pay the dollar value of that decline plus any applicable fees to the counterparty. The Fund may use its own NAV or any other reference asset that the Adviser chooses as the underlying asset in a total return swap. The Fund will limit the notional amount of all total return swaps in the aggregate to 15% of the Fund’s Managed Assets. Using the Fund’s own NAV as the underlying asset in the total return swap serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings. This type of total return swap would provide the Fund with a return based on its NAV. Like any total return swap, the Fund would be subject to counterparty risk and the risk that its own NAV declines in value.

The Fund generally seeks to hold securities for the long term, but may liquidate positions in order to change the Fund’s asset allocation or to generate cash to invest in more attractive opportunities, which may result in a larger portion of any net gains being realized as short-term capital gains. In addition, a negative change in the fundamental or qualitative characteristics of the issuer may cause the Adviser to sell a security. Finally, the Adviser may sell a security when its price approaches, meets or exceeds the Adviser’s target price. For instance, the Adviser may sell shares of a closed-end fund when it is no longer selling at a discount. This may result in a high rate of portfolio turnover.

The Fund’s investment objective is non-fundamental and may be changed by the Board without Common Stockholder approval. Common Stockholders will, however, receive at least 60 days prior notice of any change in this investment objective.

Risk Factors [Table Text Block]

RISKS

The information in “Risks” is set forth in the Fund’s most recent annual report on Form N-CSR for the year ended July 31, 2023 in the section entitled “Summary of Updated Information Regarding the Fund – Risk Factors”, which is incorporated by reference into this Prospectus, and in any future filings we may file with the SEC that are incorporated by reference into this Prospectus. See “Incorporation by Reference” below for more information. Each of the risk factors contained thereunder is a principal risk of the Fund. Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment. A Prospectus Supplement relating to an offering of the Fund’s securities may identify additional risk associated with such offering.

Effects of Leverage [Text Block]

USE OF LEVERAGE

The information in “Use of Leverage” is set forth in the Fund’s most recent annual report on Form N-CSR for the year ended July 31, 2023 in the section entitled “Summary of Updated Information Regarding the Fund,” which is incorporated by reference into this Prospectus, and in any future filings we may file with the SEC that are incorporated by reference into this Prospectus. See “Incorporation by Reference” below for more information.

Share Price [Table Text Block]

Quarter Ended		Market Price(1)		NAV(2)		Market Premium (Discount) to NAV(3)
		High	Low	Market High	Market Low	Market High	Market Low
2023	October 31	$11.51	$9.67	$12.28	$11.27	-6.27%	-14.20%
	July 31	$11.51	$10.96	$12.32	$12.23	-6.57%	-10.38%
	April 30	$12.50	$10.89	$12.82	$12.24	-2.50%	-11.03%
	January 31	$13.29	$11.74	$12.73	$12.30	4.40%	-4.55%
2022	October 31	$15.20	$11.85	$13.82	$12.29	9.99%	-3.58%
	July 31	$14.93	$12.58	$13.97	$13.00	6.87%	-3.23%
	April 30	$16.63	$14.93	$15.87	$14.15	4.79%	5.51%
	January 31	$17.53	$15.46	$17.09	$15.64	2.57%	-1.15%
2021	October 31	$18.75	$16.71	$17.07	$16.89	9.84%	-1.07%
	July 31	$18.75	$16.75	$17.24	$17.02	8.76%	-1.59%
	April 30	$17.88	$16.71	$17.23	$16.61	3.77%	0.60%
	January 31	$17.07	$13.81	$16.48	$14.53	3.58%	-4.96%
2020	October 31	$16.09	$13.75	$15.29	$14.49	5.23%	-5.11%
	July 31	$15.55	$12.52	$14.95	$13.58	4.01%	-7.81%
	April 30	$17.00	$8.65	$17.01	$11.72	-0.06%	-26.19%
	January 31	$17.10	$15.85	$17.30	$16.79	-1.16%	-5.60%
(1)	Based on high and low closing market price for the respective quarter.
(2)	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
(3)	Calculated based on the information presented.

In recognition of the possibility that Common Shares might trade at a discount to NAV, the Board may consider one or more actions that might be taken to seek to reduce or eliminate any material discount from NAV in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares or the conversion of the Fund to an open-end investment company. The Board may decide not to take any of these actions in the future. In addition, there can be no assurance any of these actions, or others, if undertaken, will reduce market discount. See “Repurchase of Shares” and “Conversion to Open-End Fund.”

The last reported sale price, NAV per share and percentage discount to NAV per share of the common shares as of December 26, 2023 were $11.13, $12.35 and -9.88%, respectively. As of that same date, the Fund had 21,453,174 common shares outstanding and net assets of the Fund were $264,960,538.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table provides information about the Fund’s outstanding securities as of November 30, 2023:

Title of Class	Amount Authorized	Amount Held by the Fund or for Its Account	Amount Outstanding
Common Shares	37,500,000	-	21,453,174
Series A Preferred Stock	3,910,000		3,910,000

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		360 South Rosemary Avenue
Entity Address, Address Line Two		Suite 1420
Entity Address, City or Town		West Palm Beach
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33401
Contact Personnel Name		Marcus L. Collins, Esq.
Common Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[4]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[5]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[4]	0.00%
Other Transaction Expenses [Percent]	[4]	0.00%
Management Fees [Percent]	[4],[6]	1.79%
Interest Expenses on Borrowings [Percent]	[4],[6]	0.00%
Dividend Expenses on Preferred Shares [Percent]	[4],[6],[7]	2.27%
Dividend and Interest Expenses on Short Sales [Percent]	[4],[6]	0.38%
Acquired Fund Fees and Expenses [Percent]	[4],[6]	1.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[6]	0.09%
Total Annual Expenses [Percent]		5.78%
Expense Example, Year 01	[8]	$ 58
Expense Example, Years 1 to 3	[8]	171
Expense Example, Years 1 to 5	[8]	283
Expense Example, Years 1 to 10	[8]	$ 556
General Description of Registrant [Abstract]
Lowest Price or Bid	[9]				$ 9.67	$ 10.96	$ 10.89	$ 11.74	$ 11.85	$ 12.58	$ 14.93	$ 15.46	$ 16.71	$ 16.75	$ 16.71	$ 13.81	$ 13.75	$ 12.52	$ 8.65	$ 15.85
Highest Price or Bid	[9]				11.51	11.51	12.50	13.29	15.20	14.93	16.63	17.53	18.75	18.75	17.88	17.07	16.09	15.55	17.00	17.10
Lowest Price or Bid, NAV	[10]				11.27	12.23	12.24	12.30	12.29	13.00	14.15	15.64	16.89	17.02	16.61	14.53	14.49	13.58	11.72	16.79
Highest Price or Bid, NAV	[10]				$ 12.28	$ 12.32	$ 12.82	$ 12.73	$ 13.82	$ 13.97	$ 15.87	$ 17.09	$ 17.07	$ 17.24	$ 17.23	$ 16.48	$ 15.29	$ 14.95	$ 17.01	$ 17.30
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[11]				(6.27%)	(6.57%)	(2.50%)	4.40%	9.99%	6.87%	4.79%	2.57%	9.84%	8.76%	3.77%	3.58%	5.23%	4.01%	(0.06%)	(1.16%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[11]				(14.20%)	(10.38%)	(11.03%)	(4.55%)	(3.58%)	(3.23%)	5.51%	(1.15%)	(1.07%)	(1.59%)	0.60%	(4.96%)	(5.11%)	(7.81%)	(26.19%)	(5.60%)
Latest Share Price			$ 11.13
Latest Premium (Discount) to NAV [Percent]			(9.88%)
Latest NAV			$ 12.35
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Common Shares

The Common Shares to be issued in an offering will be, upon payment as described in this Prospectus, fully paid and non-assessable. The Common Shares have no preemptive, conversion, exchange, appraisal or redemption rights, and each share has equal voting, dividend, distribution and liquidation rights.

Common Stockholders are entitled to receive dividends if and when the Board declares dividends from funds legally available. Whenever Preferred Shares or borrowings are outstanding, Common Stockholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the Preferred Shares and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution as described above.

In the event of the Fund’s liquidation, dissolution or winding up, Common Stockholders would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of Preferred Shares, if any Preferred Shares are outstanding at such time.

Common Stockholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that, assuming there are no Preferred Shares outstanding, the holders of more than 50% of the Common Shares will elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining Common Shares will not be able to elect any Directors.

The total amount of outstanding shares of the Company’s common stock will not increase by more than one-third as a result of the proposed rights offering.

The Fund’s Charter authorizes the Board to classify and reclassify any unissued Common Shares into other classes or series of stock. Prior to issuance of shares of each class or series, the Board is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board could authorize the issuance of stock of a class of series with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of the Fund’s Common Shares or otherwise be in their best interest. As of the date of this Prospectus, the Fund has no plans to classify or reclassify any unissued Common Shares.

Security Title [Text Block]		Common Shares
Security Dividends [Text Block]		Common Stockholders are entitled to receive dividends if and when the Board declares dividends from funds legally available.
Security Voting Rights [Text Block]		Common Stockholders are entitled to one vote per share
Security Liquidation Rights [Text Block]		In the event of the Fund’s liquidation, dissolution or winding up, Common Stockholders would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of Preferred Shares, if any Preferred Shares are outstanding at such time.
Security Preemptive and Other Rights [Text Block]		Prior to issuance of shares of each class or series, the Board is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series.
Outstanding Security, Title [Text Block]				Common Shares
Outstanding Security, Authorized [Shares]				37,500,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]				21,453,174
Series A Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]																					$ 97,750,000
Senior Securities Coverage per Unit	[12]																				$ 93	$ 89
Senior Securities Involuntary Liquidating Preference per Unit	[12]																				25.00	25.00
Senior Securities Average Market Value per Unit	[1]																				$ 23.40	$ 24.41
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Preferred Stock

The Fund’s Charter authorizes the Board to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock, without the approval of the holders of the Common Shares. Prior to issuance of any shares of preferred stock, the Board is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for such shares. Thus, the Board could authorize the issuance of shares of preferred stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of the Fund’s Common Shares or otherwise be in their best interest. The Prospectus Supplement for any potential offering of preferred shares will describe the terms and conditions for those shares.

As of the date of this Prospectus, the Fund had outstanding 3,910,000 shares of 6.00% Series A Preferred Stock. All Series A Preferred Stock have a liquidation preference of $25.00 per share, plus accumulated and unpaid dividends. Holders of Series A Preferred Stock are entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefore, cumulative cash dividends and distributions at the rate of 6.00% per annum of the $25.00 per share liquidation preference on the Series A Preferred Stock. Dividends and distributions on Series A Preferred Stock are payable quarterly on February 15, May 15, August 15 and November 15 or, in each case, if such date is not a business day, the next succeeding business day, without any interest or other payment in respect of such delay, commencing on May 15, 2022.

Any issuance of shares of preferred stock must comply with the requirements of the 1940 Act. Specifically, the Fund is not permitted under the 1940 Act to issue preferred stock unless immediately after such issuance the total asset value of the Fund’s portfolio is at least 200% of the liquidation value of the outstanding preferred stock. Among other requirements, including other voting rights, the 1940 Act requires that the holders of any preferred stock, voting separately as a single class, have the right to elect at least two Directors at all times. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred stock would have the right to elect a majority of the Fund’s Directors at any time two years’ dividends on any preferred stock are unpaid.

Preferred Shares of the Fund would be senior to the common shares with respect to the payment of dividends and the distributions of the assets of the Fund upon liquidation. In addition, all Preferred Shares of the Fund would be pari passu with one another and junior to the Fund’s senior securities representing indebtedness. See “Use of Leverage.”

The applicable prospectus supplement will set forth whether or not the shares of the Fund’s preferred stock offered in this Prospectus will be listed or traded on any securities exchange. If the shares of the Fund’s preferred stock are not listed on a securities exchange, there may be no active secondary trading market for such shares and an investment in such shares may be illiquid.

Security Title [Text Block]		Preferred Stock
Security Dividends [Text Block]		Holders of Series A Preferred Stock are entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefore, cumulative cash dividends and distributions at the rate of 6.00% per annum of the $25.00 per share liquidation preference on the Series A Preferred Stock.
Outstanding Security, Title [Text Block]				Series A Preferred Stock
Outstanding Security, Authorized [Shares]				3,910,000
Outstanding Security, Not Held [Shares]				3,910,000
Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[13]																							$ 7,500,000
Senior Securities Coverage per Unit	[14]																							$ 19,556
Senior Securities Involuntary Liquidating Preference per Unit	[14]
Senior Securities Average Market Value per Unit	[1]
Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Involuntary Liquidating Preference per Unit																									[1]			[1]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Preemptive and Other Rights [Text Block]		Prior to issuance of any shares of preferred stock, the Board is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for such shares.

[1]	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.
[2]	Effective July 16, 2018, the Board approved changing the fiscal year-end of the Fund from October 31 to July 31.
[3]	For the period December 24, 2015, commencement of operations, to October 31, 2016.
[4]	If Common Shares or Preferred Shares to which this Prospectus relates are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
[5]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[6]	The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds and SPACs in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent stockholder report. Some of the Underlying Funds and SPACs in which the Fund intends to invest charge incentive fees based on the Underlying Funds’ or SPACs’ performance.
[7]	Dividends on Preferred Shares represent the estimated dividend expense adjusted to assume 3,910,000 shares of 6.00% Series A Preferred Stock with a liquidation preference of $97,750,000 was outstanding for the entire 12 months of operations after July 31, 2023. See “Use of Leverage.”
[8]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at net asset value and that the Fund is engaged in leverage of 27% of Managed Assets, assuming interest and fees on leverage of 6.00%. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[9]	Based on high and low closing market price for the respective quarter.
[10]	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
[11]	Calculated based on the information presented.
[12]	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per share is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).
[13]	Average amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
[14]	The asset coverage ratio for the Credit Facility is calculated by subtracting the Fund’s total liabilities (excluding the principal amount of Loan Payable) from the Fund’s total assets and dividing by the principal amount of the Loan Payable and then multiplying by $1,000.